STOCK OPTION RESERVE DISCLOSURE: Schedule of fair value assumptions, options issued Oct 11, 2016 (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of fair value assumptions, options issued Oct 11, 2016
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	65.83%
Expected life	1825 days
Market price	US$0.13